Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses under IAS 39 (Detail) - IAS 39 [member] $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	$ 4,626
Write-offs	(3,173)
Recoveries	680
Provision for credit losses	2,249
Other, including foreign currency adjustment	(55)
Balance at end of year	4,327
Financial assets individually assessed for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	894
Write-offs	(501)
Recoveries	55
Provision for credit losses	304
Other, including foreign currency adjustment	(39)
Balance at end of year	713
Impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year
Balance at end of year	2,622
Financial assets collectively assessed for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	3,498
Write-offs	(2,658)
Recoveries	571
Provision for credit losses	1,952
Other, including foreign currency adjustment	(8)
Balance at end of year	3,355
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year
Balance at end of year	1,446
Before Loans Acquired Under Guarantee [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	4,392
Write-offs	(3,159)
Recoveries	626
Provision for credit losses	2,256
Other, including foreign currency adjustment	(47)
Balance at end of year	4,068
Loans Acquired Under Guarantee [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	234
Write-offs	(14)
Recoveries	54
Provision for credit losses	(7)
Other, including foreign currency adjustment	(8)
Balance at end of year	$ 259